Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
12.	Commitments and Contingencies
As of September 30, 2021 and December 31, 2020, the Company is not subject to any material litigation nor is the Company aware of any material litigation threatened against it.

12.	Commitments and Contingencies
As of December 31, 2020 and 2019, the Company is not subject to any material litigation nor is the Company aware of any material litigation threatened against it.